UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number      811-09425
                                               ----------------------

                    Advantage Advisers Whistler Fund, L.L.C.
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
             -------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code:  212-667-4225
                                                           --------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                       [ADVANTAGE ADVISERS LOGO]


                               ADVANTAGE ADVISERS
                              WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS
                           WITH REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM


                        FOR THE YEAR ENDED MARCH 31, 2007

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2007






                                    CONTENTS



Report of Independent Registered Public Accounting Firm........................1

Statement of Assets, Liabilities and Members' Capital..........................2

Schedule of Investments .......................................................3

Statement of Operations........................................................5

Statement of Changes in Members' Capital.......................................6

Statement of Cash Flows........................................................7

Notes to Financial Statements..................................................8

Supplemental Information (Unaudited)..........................................15

Company Management (Unaudited)................................................18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members of
 Advantage Advisers Whistler Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Whistler Fund, L.L.C. (the "Company"), including the schedule of investments, as of March 31, 2007, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of March 31, 2007, by correspondence with management of the underlying investment funds and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Whistler Fund, L.L.C. at March 31, 2007, and the results of its operations and its cash flows for the year then ended, and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

New York, New York
May 24, 2007

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

Statement of Assets, Liabilities and Members' Capital
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2007


    ASSETS

Investments in investment funds, at fair value
  (cost - $101,476,369)                                           $  151,161,768
Investments paid in advance                                            6,900,000
Receivable for investments sold                                        3,541,308
Interest receivable                                                          430
Other assets                                                              61,847
                                                                  --------------

      TOTAL ASSETS                                                   161,665,353
                                                                  --------------

    LIABILITIES

Contributions received in advance                                      5,593,264
Incentive fee payable                                                  1,715,042
Due to custodian                                                       1,050,178
Administration fees payable                                              125,538
Accounting and investor services fees payable                             49,824
Custodian fees payable                                                     2,034
Accrued expenses                                                         181,430
                                                                  --------------

      TOTAL LIABILITIES                                                8,717,310
                                                                  --------------

           NET ASSETS                                             $  152,948,043
                                                                  ==============

    MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                         $  103,262,644
Net unrealized appreciation on investments                            49,685,399
                                                                  --------------

      MEMBERS' CAPITAL - NET ASSETS                               $  152,948,043
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
                                               FIRST                   MARCH 31,     % OF       % OF    FIRST AVAILABLE
                                            ACQUISITION                  2007     INVESTMENT   MEMBERS'    REDEMPTION
    INVESTMENT FUND****                         DATE        COST      FAIR VALUE   FUND HELD   CAPITAL       DATE**     LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
DISTRESSED SECURITIES
  Harbinger Capital Partners Fund I, L.P.     4/1/2003  $ 5,800,000  $10,955,621      1.05%      7.16%        N/A         Quarterly
  Zais Opportunity Domestic Feeder Fund, LP  11/1/2006    5,000,000    5,206,322      0.99       3.40      12/31/2009     Quarterly
                                                        -----------------------------------------------
Total Distressed Securities                              10,800,000   16,161,943                10.56

EVENT DRIVEN
  Camulos Partners LP                        11/1/2005    7,800,000   10,593,830      3.48       6.93         N/A         Quarterly
  Castlerigg Partners, L.P.                   7/1/2004    6,500,000    8,822,511      2.21       5.76         N/A         Quarterly
  Owl Creek II, L.P.                          2/1/2005    7,100,000   10,441,437      1.94       6.83         N/A         Annually
                                                        -----------------------------------------------
Total Event Driven                                       21,400,000   29,857,778                19.52

FIXED INCOME ARBITRAGE
  Duration Municipal Fund, LP                12/1/2006    5,250,000    5,027,352      2.76       3.29      12/31/2007     Quarterly
                                                        -----------------------------------------------
Total Fixed Income Arbitrage                              5,250,000    5,027,352                 3.29

GLOBAL CAPITAL MARKETS ARBITRAGE
  Aristeia Partners, L.P.                     1/1/2001    2,250,000    4,626,530      1.67       3.02         N/A         Quarterly
  DKR SoundShore Oasis Fund L.P.              7/1/2006    9,500,000   10,011,480      0.39       6.55      1/1/2008       Quarterly
                                                        -----------------------------------------------
Total Global Capital Markets Arbitrage                   11,750,000   14,638,010                 9.57

LONG/SHORT EQUITY
  Artis Technology Qualified 2X, L.P.         1/1/2002    5,750,000   12,553,455      4.57       8.21         N/A         Quarterly
  Blue Harbor Strategic Value Fund, LP        1/1/2007    7,000,000    7,298,689      0.60       4.77         N/A         Quarterly
  Kingdon Associates                          7/1/2004    3,476,885    5,179,963      0.33       3.39         N/A         Quarterly
  Longbow Infrastructure                      3/1/2007    4,600,000    4,630,612     20.80       3.03         N/A         Quarterly
  Millgate Partners, L.P.                    10/1/1999    2,700,000    6,902,345      2.96       4.51         N/A         Quarterly
  North Sound Legacy Institutional Fund LLC   1/1/2002      374,484    2,078,639      0.53       1.36         N/A         Quarterly
  Searock Capital Partners (QP) L.P.         11/1/2006    7,000,000    7,136,556      9.73       4.67      12/31/2007     Quarterly
  TCS Capital II, L.P.                        1/1/2004    2,500,000    6,920,582      0.91       4.52         N/A         Annually
                                                        -----------------------------------------------
Total Long/Short Equity                                  33,401,369   52,700,841                34.46

MULTI-STRATEGY
  Citadel Wellington LLC                      1/1/2005  $ 3,500,000  $10,813,025      0.33       7.07         N/A         Quarterly
  Eos Partners, L.P.                         10/1/1999    1,625,000    5,623,495      1.37       3.67         N/A         Annually
  QVT Associates LP                          11/1/2006   10,000,000   11,678,312      0.89       7.64      12/31/2008     Quarterly
                                                        -----------------------------------------------
Total Multi-Strategy                                     15,125,000   28,114,832                18.38

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                               FIRST                    MARCH 31,     % OF      % OF    FIRST AVAILABLE
                                            ACQUISITION                   2007     INVESTMENT  MEMBERS'    REDEMPTION
    INVESTMENT FUND****                         DATE        COST       FAIR VALUE   FUND HELD  CAPITAL       DATE**     LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------

Specialty
  Cipher Composite Fund Limited Partnership  3/1/2004     3,750,000    4,661,012     28.59%      3.05%    N/A            Monthly
                                                       ----------------------------------------------
Total Specialty                                           3,750,000    4,661,012                 3.05


                                                       ----------------------------------------------
  TOTAL                                                $101,476,369  $151,161,768               98.83%
                                                       ----------------------------------------------

  OTHER ASSETS, LESS LIABILITIES*                                       1,786,275                1.17
                                                                     ------------            --------

  MEMBERS' CAPITAL - NET ASSETS                                      $152,948,043              100.00%
                                                                     ============            ========


INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

        [The table below represents a pie chart in the printed report.]


                 Strategies                            Rounded
                 ---------------------------------------------
                 Distressed Securities                  10.69%
                 Event Driven                           19.75%
                 Fixed Income Arbitrage                  3.33%
                 Global Capital Markets Arbitrage        9.68%
                 Long/Short Equity                      34.86%
                 Multi-Strategy                         18.60%
                 Specialty                               3.09%
                 ---------------------------------------------
                                                       100.00%


* Includes $1,050,178 overdraft in a PNC Account, which is (0.69)% of net assets.

**   From original investment date.

***  Available  frequency of  redemptions  after  initial  lock-up  period.
     N/A Initial lock-up period has either expired on or prior to March 31, 2007 or Investment Fund did not have an initial lock-up period.

**** Detailed   information   about  the  Investment  Funds'  portfolio  is  not
     available.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                 MARCH 31, 2007


INVESTMENT INCOME
    Interest                                                     $      146,862
                                                                 --------------

EXPENSES
    Administration fees                                               1,303,085
    Legal fees                                                          172,122
    Accounting and investor services fees                               138,155
    Audit and tax fees                                                  129,350
    Line of credit fees                                                  74,686
    Insurance expense                                                    65,954
    Board of Managers' fees and expenses                                 60,991
    Printing expense                                                     32,211
    Custodian fees                                                       29,173
    Interest expense                                                        646
    Miscellaneous expenses                                               45,653

                                                                 --------------
       TOTAL EXPENSES                                                 2,052,026
                                                                 --------------

       NET INVESTMENT LOSS                                           (1,905,164)
                                                                 --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       NET REALIZED GAIN ON INVESTMENTS                               6,167,155

       NET CHANGE IN UNREALIZED GAIN ON INVESTMENTS                  13,173,898

                                                                 --------------
       NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS               19,341,053
                                                                 --------------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM INVESTMENT ACTIVITIES                              $   17,435,889
                                                                 ==============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
----------------------------------------------------------------------------------------

                                           SPECIAL
                                           ADVISORY
                                            MEMBER           MEMBERS           TOTAL
                                         -------------    -------------    -------------
MEMBERS' CAPITAL, MARCH 31, 2005         $          --    $ 127,492,242    $ 127,492,242

FROM INVESTMENT ACTIVITIES
  Net investment loss                               --       (1,995,284)      (1,995,284)
  Net realized gain on investments                  --       11,182,059       11,182,059
  Net change in unrealized gain on
    investments                                     --        5,968,803        5,968,803
  Incentive allocation                         734,717         (734,717)              --
                                         -------------    -------------    -------------
  NET INCREASE  IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES         734,717       14,420,861       15,155,578
                                         -------------    -------------    -------------

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                             --       16,346,719       16,346,719
  Capital withdrawals                         (734,717)     (34,187,899)     (34,922,616)
                                         -------------    -------------    -------------
  NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS         (734,717)     (17,841,180)     (18,575,897)
                                         -------------    -------------    -------------

MEMBERS' CAPITAL, MARCH 31, 2006         $          --    $ 124,071,923    $ 124,071,923
                                         =============    =============    =============

FROM INVESTMENT ACTIVITIES
  Net investment loss                    $          --    $  (1,905,164)   $  (1,905,164)
  Net realized gain on investments                  --        6,167,155        6,167,155
  Net change in unrealized gain on
    investments                                     --       13,173,898       13,173,898
  Incentive allocation                       1,748,713       (1,748,713)              --
                                         -------------    -------------    -------------
  NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES       1,748,713       15,687,176       17,435,889
                                         -------------    -------------    -------------

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                             --       30,478,603       30,478,603
  Capital withdrawals                       (1,748,713)     (17,289,659)     (19,038,372)
                                         -------------    -------------    -------------
  NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS       (1,748,713)      13,188,944       11,440,231
                                         -------------    -------------    -------------

MEMBERS' CAPITAL, MARCH 31, 2007         $          --    $ 152,948,043    $ 152,948,043
                                         =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                 MARCH 31, 2007

CASH FLOWS FROM OPERATING ACTIVITIES
  Net increase in members' capital derived from
  investment activities                                          $   17,435,889
  Adjustments to reconcile net increase in members' capital
  derived from investment activities to net cash used in
  operating activities:
    Purchases of investment funds                                   (59,450,000)
    Proceeds from redemptions from investment funds                  45,742,671
    Net realized gain on investments                                 (6,167,155)
    Net change in unrealized gain on investments                    (13,173,898)
    Increase in investments paid in advance                          (6,900,000)
    Increase in receivable for investments sold                      (2,788,544)
    Decrease in interest receivable                                       6,057
    Decrease in other assets                                              1,523
    Increase in incentive fee payable                                   981,230
    Increase in due to custodian                                      1,050,178
    Increase in administration fees payable                              24,624
    Increase in accounting and investor services fees payable             5,482
    Decrease in custodian fees payable                                     (966)
    Decrease in accrued expenses                                        (28,259)
                                                                 --------------

    NET CASH USED IN OPERATING ACTIVITIES                           (23,261,168)
                                                                 --------------

CASH FLOWS FROM FINANCING ACTIVITIES
  Capital contributions                                              35,039,117
  Capital withdrawals                                               (19,038,372)
  Decrease in loan payable                                           (1,500,000)
                                                                 --------------

    NET CASH PROVIDED BY FINANCING ACTIVITIES                        14,500,745
                                                                 --------------

    NET CHANGE IN CASH AND CASH EQUIVALENTS                          (8,760,423)
      Cash and cash equivalents at beginning of year                  8,760,423
                                                                 --------------
      Cash and cash equivalents at end of year                   $           --
                                                                 ==============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
  Cash paid during the year for interest                         $          646
                                                                 ==============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Advantage Advisers Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

     Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are currently six members of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc.
     ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

     The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

     Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a. PORTFOLIO VALUATION

     The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers, as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value, as described in each investment fund's financial statements.

     Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda of the underlying funds. These agreements provide for compensation in the form of management fees of 1% to 3% (per annum) of net assets, performance fees or incentive allocations of 10% to 25% of net profits earned, and redemptions ranging from monthly to annually, subject to an initial lock-up period.

     The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the accounting principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

     b. REVENUE AND EXPENSE RECOGNITION

     Investment transactions are recorded on a trade date basis. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost. Realized gains and losses are recorded on a cost recovery basis. Interest income and expense are recorded on the accrual basis.

     c. CASH EQUIVALENTS

     The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Throughout the year, cash equivalents were held at the Company's custodian, PNC Bank. At March 31, 2007, the Company had overdraft in the amount of $1,050,178.

     d. INCOME TAXES

     No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company's income.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     d. INCOME TAXES (CONTINUED)

     The Company has reclassified $1,905,164 from accumulated net investment loss and $6,167,155 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2007. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets, determined as of the beginning of the month.

     Net profit or net losses of the Company for each fiscal period will be allocated and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period, in accordance with Members' respective investment percentages for the fiscal period. The advisory agreement states an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member (an "Incentive Allocation") shall be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account on the last day of the fiscal year, the last day of the calendar year, the day as of which the Company repurchases the entire capital account of a Member, the day as of which the Company admits as a substituted Member a person to whom the interest in the Company of such Member has been transferred (unless there is no change of beneficial ownership) and the day as of which the Adviser's status as the "Special Advisory Member" is terminated (which occurs upon termination of the advisory agreement). Notwithstanding the advisory agreement, the Company and the Adviser have agreed not to assess the Incentive Allocation as of the last day of the fiscal year. For the calendar year ended December 31, 2006, an incentive allocation in the amount of $1,748,713 was credited to the Special Advisory Account. Based upon the profits for the period from January 1, 2007 through March 31, 2007, the additional incentive allocation that would be credited to the special advisory account is $748,454. However, this amount has not been reallocated to the Special Advisory Account in view of the agreement not to assess the Incentive Allocation as of the last day of the fiscal year.

     Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------


3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     PFPC Trust Company serves as custodian of the Company's assets.

     PFPC Inc. ("PFPC") serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

     Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $74,730 for the year ended March 31, 2007.

4.   INDEMNIFICATIONS

     The  Company  has entered  into  several  contracts  that  contain  routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" - an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening partners' capital. At this time management is evaluating the implications of FIN 48 and its impact on the Company's financial statements has not yet been determined.

     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Company's financial statements has not yet been determined.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------


6.   INVESTMENTS

     Aggregate purchases and proceeds from sales of investment funds for the year ended March 31, 2007, amounted to $59,450,000 and $45,742,671, respectively. At March 31, 2007, the cost of investments for Federal income tax purposes was estimated at $133,552,645. For Federal income tax purposes, at March 31, 2007, accumulated net unrealized appreciation on investments was $17,609,123 consisting of $19,749,176 gross unrealized appreciation and $2,140,053 gross unrealized depreciation.

7.   LINE OF CREDIT

     The Company has a $10,000,000 revolving line of credit with Harris Trust and Savings Bank that may be used to bridge funding gaps which may arise in relation to withdrawals and contributions. The interest rate per annum charged on any daily outstanding balance is the Harris Bank prime commercial rate per annum. The annual administrative fee is $25,000 and the line of credit is subject to other fees, including 0.50% per annum on the undrawn balance. As of March 31, 2007, the Company had no outstanding borrowings against this line of credit.

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

     The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------


9.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                             MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                               2007           2006           2005           2004           2003
                                                            ----------------------------------------------------------------------
     Net assets, end of period (000s)                       $  152,948     $  124,072     $  127,492     $  123,473     $  136,808

     Ratio of net investment loss to average net assets*         (1.46)%        (1.58)%        (1.54)%        (1.43)%        (1.37)%
     Ratio of expenses to average net assets*                     1.58%          1.66%          1.62%          1.46%          1.44%
     Ratio of incentive allocation to average net assets          1.34%          0.58%          0.67%          0.74%          0.24%
     Total return--gross**                                       13.71%         12.95%          3.67%          8.64%          2.36%
     Total return--net**                                         12.30%         11.66%          3.28%          7.93%          2.00%
     Portfolio turnover                                          36.78%         22.15%         47.22%         25.96%         17.58%
     Average debt ratio                                           0.00%          0.42%          0.01%          0.00%          0.00%

     * The ratios do not include net investment income or expenses of the underlying investment funds. The ratios do not reflect the effect of the incentive allocation to the Special Advisory Account.

     ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Account, if any.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONCLUDED)
--------------------------------------------------------------------------------


10.  SUBSEQUENT EVENTS

     Subsequent to March 31, 2007 and through May 24, 2007, the Company received initial and/or additional contributions from Members of $4,418,871.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


I.   PORTFOLIO HOLDINGS

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at
     http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.  PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

     A copy of (1) the Company's policies and procedures with respect to the voting of proxies relating to the Company's Investment Funds; and (2) how the Company voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

III. APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At a meeting held on February 28, 2007, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser.

     In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed:
     (i) the nature, extent and quality of the services provided to the Company;
     (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company
     (including fee and expense information for comparable funds) and the profitability of the Adviser and its affiliates with respect to its relationship with the Company; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and
     (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

     In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. Management reviewed the investment management, compliance, regulatory risk management, administration, accounting infrastructure and investor related services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services. The Independent Managers had, over the previous twelve months, considered various matters relevant to

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------


     the consideration of the renewals of the various agreements, including: the nature, extent and quality of the services provided to the Company; Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third-party service providers; the company's investment performance and the profitability of the Adviser attributable to providing services to the Company, among other matters.

     Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

     In connection with its consideration of the investment advisory agreement, the Board reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Board was that during the past year the investment performance of the Company had improved and was competitive with its peers. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and 10% incentive allocation -- is comparable for similar products. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

     The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. In this regard, the Board reviewed a comparison of the Company's fees and expenses to those of comparable registered funds, and concluded that the Company's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including fees and incentive allocations, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing various investor services. The Board also noted that the positive performance of the Company during the past year and the incentive allocations from the Company resulting from this performance have allowed Oppenheimer to provide additional compensation to financial advisers whose customers are invested in the Company, which has increased such financial advisers' interest in the Company as an investment option for their customers. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


     relationships to the Company. The Board noted the Adviser's continued willingness to manage the Company and Oppenheimer's willingness to support the Adviser's operations evidenced their commitment to providing quality services to the Company.

     Although the Board also noted that the Adviser and Oppenheimer have not realized significant profits in the recent past from their relationship to the Company, due to positive investment performance, the Adviser had received an incentive allocation during the previous year, increasing the Adviser's revenues and profitability and the adviser and OAM continue to be willing to manage the Company, thereby evidencing their commitment to the Company.

     Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer, and concluded that the Company's advisory fees and expenses were within industry norms.

     With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time because due in part to withdrawals of capital by investors, the asset level of the Company had not increased appreciably.

     Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
     Managers:

     1. the nature, extent and quality of the services provided by the Adviser are adequate and appropriate;

     2. the fees to be paid to the Adviser and Oppenheimer are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Adviser and Oppenheimer from their relationships with the Company;

     3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services and in light of the fact that absent any performance allocation, the expenses associated with providing services to the Company had exceeded in the past, and may exceed in the future, the fees payable by the Company.

     4. in light of a declining level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

     5. the approval of the renewal of the Company's investment advisory agreement for an additional annual period is in the best interests of the Company and its members.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                  TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS AND             AND LENGTH OF              PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS               OVERSEEN BY
POSITION(S) WITH THE COMPANY        TIME SERVED                   OTHER DIRECTORSHIPS HELD BY MANAGERS                    MANAGERS
------------------------------  ------------------  --------------------------------------------------------------------------------
Jesse H. Ausubel, 56                Indefinite;     Director, Program for the Human Environment and Senior Research           4
c/o Oppenheimer Asset                  Since        Associate, The Rockefeller University (1993 to present);
Management Inc.                      May 1999       Director, Richard Lounshery Foundation (1998 to present); Program
200 Park Avenue                                     Director, Alfred P. Sloan Foundation (1994 to present); Adjunct
New York, NY 10116                                  Scientist, Woods Hole Oceanographic Institution (1990 to
Manager                                             present). Mr. Ausubel is a Director of Advantage Advisers Augusta
                                                    Fund, L.L.C., Manager of Advantage Advisers Multi-Sector Fund I
                                                    and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.


Lawrence Becker, 52                 Indefinite;     Private investor in real estate investment management concerns.           4
c/o Oppenheimer Asset                  Since        From February 2000 through June 2003, he was
Management Inc.                     October 2003    V.P.--Controller/Treasurer for National Financial Partners, which
200 Park Avenue                                     specializes in financial services distribution. Prior to that,
New York, NY 10166                                  Mr. Becker was a Managing Director--Controller/Treasurer of
Manager                                             Oppenheimer Capital and its Quest for Value Funds. (Oppenheimer
                                                    Capital is not affiliated with the treasurer of The France Growth
                                                    Fund, Inc.; Director of the Asia Tigers Fund, Inc. and The India
                                                    Fund Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                    Advantage Advisers Multi-Sector Fund I, and Advantage Advisers
                                                    Xanthus Fund, L.L.C., which are affiliates.


James E. Buck, 71                   Indefinite;      Retired: Senior Vice President and Corporate Secretary of the New        4
c/o Oppenheimer Asset                  since         York Stock Exchange, Inc. (the "Exchange") and the subsidiaries
Management Inc.                     April 2003       of the Exchange, including the NYSE Foundation. Mr. Buck is a
200 Park Avenue                                      Director of Advantage Advisers Augusta Fund, L.L.C., Manager of
New York, NY 10116                                   Advantage Advisers Multi-Sector Fund I and Advantage Advisers
Manager                                              Xanthus Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                  TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS AND             AND LENGTH OF              PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS               OVERSEEN BY
POSITION(S) WITH THE COMPANY        TIME SERVED                   OTHER DIRECTORSHIPS HELD BY MANAGERS                    MANAGERS
------------------------------  ------------------  --------------------------------------------------------------------------------

Luis Rubio, 52                      Indefinite;     President of Centro de Investigacion Para el Desarrollo, A.C.             8
c/o Oppenheimer Asset                  Since        (Center of Research Development) (2000 to present) and Director
Management Inc. ;                    May 2003       of same (1984 - 2000); Adjunct Fellow of the Center for Strategic
200 Park Avenue                                     and International Studies; Director of The Asia Tigers Fund, Inc.
New York, NY 10166                                  and The India Fund, Inc.; Manager of Advantage Advisers Augusta
Manager                                             Fund, L.L.C., Advantage Advisers Catalyst International, Ltd.,
                                                    Advantage Advisers Multi-Sector Fund I, Advantage Advisers
                                                    Technology Partners, L.L.C., Advantage Advisers Technology
                                                    International, Ltd., Advantage Advisers Whistler Fund, L.L.C.,
                                                    Advantage Advisers Whistler International, Ltd. and Advantage
                                                    Advisers Xanthus Fund, L.L.C., which are affiliates; Director of
                                                    Empresas Ica SA de CV, a Mexican construction company (since 2006).


Janet L. Schinderman, 56            Indefinite;     Associate Dean for Special Projects and Secretary to the Board of         4
c/o Oppenheimer Asset                  Since        Overseers at Columbia Business School from 1990 until June 2006;
Management Inc.                      May 2003       Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage
200 Park Avenue                                     Advisers Multi-Sector Fund I, and Advantage Advisers Xanthus Fund
New York, NY 10166                                  L.L.C., which are affiliates.
Manager

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------


INTERESTED MANAGER

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                  TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS AND             AND LENGTH OF              PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS               OVERSEEN BY
POSITION(S) WITH THE COMPANY        TIME SERVED                   OTHER DIRECTORSHIPS HELD BY MANAGERS                    MANAGERS
------------------------------  ------------------  --------------------------------------------------------------------------------

Bryan McKigney,* 49,                Indefinite;     Mr. McKigney is a Managing Director and the Chief Administrative          4
c/o Oppenheimer Asset             Manager since     Officer of Oppenheimer Asset Management Inc. He has been in the
Management Inc.                 December 1, 2004;   financial services industry since 1981 and has held various
200 Park Avenue                   President and     management positions at Canadian Imperial Bank of Commerce
New York, NY 10166                  CEO since       (1993 - 2003) and the Chase Manhattan Bank N.A. (1981 - 1993).
Manager, President, CEO         September 23, 2004  He serves as Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                    Advantage Advisers Multi-Sector Fund I, and Advantage Advisers
                                                    Xanthus Fund, L.L.C., which are affiliates.
COMPANY OFFICERS

        In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

Stephen C. Beach, 53                Indefinite;     Since February 2005, Mr. Beach has been the Chief Compliance Officer for
Chief Compliance Officer               Since        Oppenheimer Asset Management. Prior to that, he had his own law firm with a
                                  March 18, 2005.   focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple University School of
                                                    Law during the period 1999 - 2001.


ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


COMPANY OFFICERS



                                 TERM OF OFFICE
NAME, AGE, ADDRESS AND            AND LENGTH OF                                 PRINCIPAL OCCUPATIONS(S)
POSITION(S) WITH THE COMPANY       TIME SERVED                                    DURING PAST 5 YEARS
----------------------------  --------------------  --------------------------------------------------------------------------------

Vineet Bhalla, 47                 Indefinite;       Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset Management
Chief  Financial Officer             Since          since May 2005. From July 2002 to May 2005, he was an Assistant Vice President
                                 July 27, 2005.     at Zurich Capital Markets Inc., a Director of the Client Service Group at
                                                    GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company.
                                                    Prior to that, he was a Vice President at Blackrock Financial Management since
                                                    June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary's University, Halifax, Canada in 1986.


Deborah Kaback, 56                Indefinite;       Ms. Kaback has been a Senior Vice President at Oppenheimer Asset Management
Chief Legal Officer and              Since          since June 2003. She was Executive Director of CIBC World Markets Corp. from
Vice President                   July 23, 2003      July 2001 through June 2003. Prior to that, she was Vice-President and Senior
                                                    Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001.
                                                    Prior to that, she was Senior Vice President and Deputy General Counsel at
                                                    Oppenheimer Capital from April 1989 through November 1999.


Bryan McKigney, 49             One year term for    Mr. McKigney is a Managing Director and the Chief Administrative Officer of
c/o Oppenheimer Asset            President and      Oppenheimer Asset Management Inc. He has been in the financial services industry
Management Inc.                    CEO; since       since 1981 and has held various management positions at Canadian Imperial Bank
200 Park Avenue               September 23, 2004.   of Commerce (1993 - 2003) and the Chase Manhattan Bank N.A. (1981 - 1993).
New York, NY 10166            Indefinite term for   He serves as Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage
President, CEO, and Manager      Manager; since     Advisers Multi-Sector Fund I, Advantage Advisers Troon Fund, L.L.C., Advantage
                               December 1, 2004;    Advisers Whistler Fund, L.L.C., and Advantage Advisers Xanthus Fund, L.L.C.,
                                                    which are affiliates.

* "Interested Person" of the Company as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

(1) The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge upon request to the registrant at its address at 200 Park Avenue, New York, NY 10166.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $77,000 for 2006 and $80,850 for 2007. Such audit fees include fees associated with the annual audits and fees for providing a report on Form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2006 and $3,500 for 2007. Audit-related fees principally include fees associated with reviewing and providing comments on semi-annual statements.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2006 and $0 for 2007. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007. There were no fees billed in the last two fiscal years for services rendered by the principal accountant to the registrant's investment advisers (not including any sub-adviser whose role is primarily portfolio management and is sub contracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant ("Service Affiliates") which were required to be pre-approved by the audit committee.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.


  (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not Applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,724,764 for 2006 and $555,766 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                           ADVANTAGE ADVISERS, L.L.C.
                      ADVANTAGE ADVISERS MANAGEMENT, L.L.C.
                    ADVANTAGE ADVISERS MULTI-MANAGER, L.L.C.
              ADVANTAGE ADVISERS PRIVATE EQUITY MANAGEMENT, L.L.C.
                  ADVANTAGE ADVISERS AUGUSTA MANAGEMENT, L.L.C
                   ADVANTAGE ADVISERS TROON MANAGEMENT, L.L.C.
                  ADVANTAGE ADVISERS CATALYST MANAGEMENT, L.P.


                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

    CHAPTER 1 BOARD OF DIRECTORS
    VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS                       6
    ----------------------------------------------------------------------------
    CHAIRMAN & CEO ARE THE SAME PERSON                                         7
    ----------------------------------------------------------------------------
    INDEPENDENCE OF DIRECTORS                                                  8
    ----------------------------------------------------------------------------
    STOCK OWENERSHIP REQUEST                                                   9
    ----------------------------------------------------------------------------
    CHARITABLE CONTRIBUTIONS                                                  10
    ----------------------------------------------------------------------------
    DIRECTOR AND OFFICER INDEMNIFICATION  AND LIABILITY PROTECTION            11
    ----------------------------------------------------------------------------
    VOTE RECOMMENDATION                                                       12
    ----------------------------------------------------------------------------
    SIZE OF THE BOARD                                                         13
    ----------------------------------------------------------------------------
    VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS                        14
    ----------------------------------------------------------------------------
    TERM OF OFFICE                                                            15
    ----------------------------------------------------------------------------
    COMPENSATION DISCLOSURE                                                   16
    ----------------------------------------------------------------------------

    CHAPTER 2 AUDITORS                                                        17
    ----------------------------------------------------------------------------
    RATIFYING AUDITORS                                                        18
    ----------------------------------------------------------------------------

    CHAPTER 3 TENDER  OFFER DEFENSES                                          19
    ----------------------------------------------------------------------------
    POISON PILLS                                                              20
    ----------------------------------------------------------------------------
    GREENMAIL                                                                 21
    ----------------------------------------------------------------------------
    SUPERMAJORITY VOTE                                                        22
    ----------------------------------------------------------------------------

    CHAPTER 4 MERGERS AND CORPORATE RESTRUCTURING                             23
    ----------------------------------------------------------------------------
    CHANGING CORPORATE NAME                                                   24
    REINCORPORATION                                                           25

    CHAPTER 5 PROXY CONTEST DEFENSES                                          26
    ----------------------------------------------------------------------------
    BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS                           27
    ----------------------------------------------------------------------------
    CUMULATIVE VOTING                                                         28
    ----------------------------------------------------------------------------
    SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING                             29
    ----------------------------------------------------------------------------
    SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD                          30
    ----------------------------------------------------------------------------

    CHAPTER 6 MISCELLANEOUS CORPORATE
    ---------------------------------
    GOVERNANCE  PROVISIONS                                                    31
    ----------------------------------------------------------------------------
    CONFIDENTIAL VOTING                                                       32
    ----------------------------------------------------------------------------
    SHAREHOLDER ADVISORY COMMITTEES                                           33
    ----------------------------------------------------------------------------
    FOREIGN CORPORATE MATTERS                                                 34
    ----------------------------------------------------------------------------
    GOVERNMENT SERVICE LIST                                                   35
    ----------------------------------------------------------------------------

    CHAPTER 7 SOCIAL AND ENVIRONMENTAL ISSUES                                 36
    ----------------------------------------------------------------------------
    ENERGY AND ENVIRONMENTAL ISSUES (CERES PRINCIPLES)                        37
    ----------------------------------------------------------------------------
    NORTHERN IRELAND (MACBRIDE PRINCIPLES)                                    38
    ----------------------------------------------------------------------------
    MAQUILADORA STANDARDS & INTERNATIONAL OPERATIONS AND POLICIES             39
    ----------------------------------------------------------------------------
    EQUAL EMPLOYMENT OPPORTUNITY & DISCRIMINATION                             40
    ----------------------------------------------------------------------------
    ANIMAL RIGHTS                                                             41
    ----------------------------------------------------------------------------

    CHAPTER 8 CAPITAL STRUCTURE                                               42
    ----------------------------------------------------------------------------
    COMMON STOCK AUTHORIZATION                                                43
    ----------------------------------------------------------------------------
    BLANK CHECK PREFERRED STOCK                                               44
    ----------------------------------------------------------------------------
    PREEMPTIVE RIGHTS                                                         45
    ----------------------------------------------------------------------------
    STOCK DISTRIBUTION: SPLITS AND DIVIDENDS                                  46
    ----------------------------------------------------------------------------
    REVERSE STOCK SPLITS                                                      47
    ----------------------------------------------------------------------------
    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK                                  48
    ----------------------------------------------------------------------------
    DEBT RESTRUCTURING                                                        49
    ----------------------------------------------------------------------------

    CHAPTER 9 EXECUTIVE AND DIRECTOR COMPENSATION                             50
    ----------------------------------------------------------------------------
    DIRECTOR COMPENSATION                                                     51
    ----------------------------------------------------------------------------
    SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY                  52
    ----------------------------------------------------------------------------
    EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)                                    53
    ----------------------------------------------------------------------------
    OPTIONS EXPENSING                                                         54
    ----------------------------------------------------------------------------
    GOLDEN PARACHUTES                                                         55
    ----------------------------------------------------------------------------
    PROPOSAL TO BAN GOLDEN PARACHUTES                                         56
    ----------------------------------------------------------------------------
    OUTSIDE DIRECTORS' RETIREMENT COMPENSATION                                57
    ----------------------------------------------------------------------------

    CHAPTER 10 STATE OF INCORPORATION                                         58
    ----------------------------------------------------------------------------
    CONTROL SHARE ACQUISITION STATUTES                                        59
    ----------------------------------------------------------------------------
    OPT-OUT OF STATE TAKEOVER STATUTES                                        60
    ----------------------------------------------------------------------------
    CORPORATE RESTRUCTURING, SPIN-OFFS, ASSET SALES, LIQUIDATIONS             61
    ----------------------------------------------------------------------------

    CHAPTER 11 CONFLICT OF INTEREST                                           62
    ----------------------------------------------------------------------------
    CONFLICTS                                                                 63
    ----------------------------------------------------------------------------
    CONFLICTS CONT'D                                                          64
    ----------------------------------------------------------------------------

    CHAPTER 12 CORPORATE GOVERNANCE COMMITTEE
    -----------------------------------------
    & PROXY MANAGERS                                                          65
    ----------------------------------------------------------------------------
    CORPORATE GOVERNANCE COMMITTEE                                            66
    ----------------------------------------------------------------------------
    PROXY MANAGERS                                                            67
    ----------------------------------------------------------------------------

    CHAPTER 13 SPECIAL ISSUES WITH
    ------------------------------
    VOTING FOREIGN PROXIES                                                    68
    ----------------------------------------------------------------------------
    SPECIAL ISSUES                                                            69
    ----------------------------------------------------------------------------

    CHAPTER 14 RECORD KEEPING                                                 70
    ----------------------------------------------------------------------------
    RECORD KEEPING                                                            71
    ----------------------------------------------------------------------------

                                  INTRODUCTION

Rule 206(4)-6 (the "Rule") adopted under the Investment Advisers Act of 1940, as amended (the "Advisers Act") requires all registered investment advisers that exercise voting discretion over securities held in client portfolios to adopt proxy voting policies and procedures.

Advantage Advisers, L.L.C., Advantage Advisers Management, L.L.C., Advantage Advisers Multi-Manager, L.L.C., Advantage Advisers Private Equity Management, L.L.C., Advantage Advisers Augusta Management, L.L.C., Advantage Advisers Troon Management, L.L.C., Advantage Advisers Catalyst Management, L.P., Oppenheimer Emerging Markets Management, L.L.C., Oppenheimer Horizon management, L.L.C., Oppenheimer Institutional Horizon Management, L.L.C., and Oppenheimer Value Partners, L.P. (collectively, the "Advisers") are registered investment advisers under the Advisers Act and are therefore required to adopt proxy voting policies and procedures pursuant to the Rule.

The Advisers act as investment advisers, managers or general partners to registered and unregistered investment companies and managed accounts (collectively, the "Accounts"). When an Adviser has investment discretion over an Account's investment portfolio, then the Adviser votes proxies for the Account pursuant to the policies and procedures set forth herein.

Investment discretion for a number of the Advisers' Accounts is exercised by portfolio managers that are either non-managing members of limited partners of an Adviser, or act as portfolio managers or subadvisers pursuant to agreements with the Advisers and/or the Accounts (collectively, the "Portfolio Managers"). In all cases where Portfolio Managers exercise investment discretion over the Accounts, the Portfolio Managers vote proxies for the Accounts in accordance with the policies and procedures of the investment advisory firms with which the Portfolio Managers are affiliated.

Appendix A hereto sets forth the Accounts for which each Adviser is responsible, whether the Advisers' proxy policies or the proxy policies of the Portfolio Managers are applicable to the Account.

                           VOTING ON DIRECTOR NOMINEES
                            IN UNCONTESTED ELECTIONS

These proposals seek shareholder votes for persons who have been nominated by a corporation's board of directors to stand for election to serve as members of that board. No candidates are opposing these board nominees.

In each analysis of an uncontested election of directors you should review:
     a) Company performance
     b) Composition of the board and key board committees
     c) Attendance at board meetings
     d) Corporate governance provisions and takeover activity

We may also consider:
     a) Board decisions concerning executive compensation
     b) Number of other board seats held by the nominee
     c) Interlocking directorships


VOTE RECOMMENDATION
                                        It is our policy to vote IN FAVOR of the candidates proposed by the board.

We will look carefully at each candidate's background contained in the proxy statement. In the absence of unusual circumstances suggesting a nominee is clearly not qualified to serve as a member of the board, we will vote with management.

CHAIRMAN AND CEO ARE THE SAME PERSON


     Shareholders may propose that different persons hold the positions of the chairman and the CEO.

     We would evaluate these proposals on a case by case basis depending on the size of the company and performance of management.

INDEPENDENCE OF DIRECTORS

     Shareholders may request that the board be comprised of a majority of independent directors and that audit, compensation and nominating committees of the Board consists exclusively of independent directors. We believe that independent directors are important to corporate governance.


VOTE RECOMMENDATION
                                        It is our policy to vote FOR proposals
                                        requesting that a majority of the Board
                                        be independent and that the audit,
                                        compensation and nominating committees
                                        of the board include only independent
                                        directors.

STOCK OWNERSHIP REQUIREMENTS

     Shareholders may propose that directors be required to own a minimum amount of company stock or that directors should be paid in company stock, not cash. This proposal is based on the view that directors will align themselves with the interest of shareholders if they are shareholders themselves. We believe that directors are required to exercise their fiduciary duty to the company and its shareholders whether or not they own shares in the company and should be allowed to invest in company stock based on their own personal considerations.

VOTE RECOMMENDATION
                                        Vote AGAINST proposals that require
                                        director stock ownership

                            CHARITABLE CONTRIBUTIONS

     Charitable contributions by companies are generally useful for assisting worthwhile causes and for creating goodwill between the company and its community. Moreover, there may be certain long-term financial benefits to companies from certain charitable contributions generated from, for example, movies spent helping educational efforts in the firm's primary employment areas. Shareholders should not decide what the most worthwhile charities are.

VOTE RECOMMENDATION
                                        (Shareholders Proposals)
                                        Vote AGAINST proposals regarding
                                        charitable contribution.

     Shareholders have differing and equally sincere views as to which charities the company should contribute to, and the amount it should contribute. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

                      DIRECTOR AND OFFICER INDEMNIFICATION
                            AND LIABILITY PROTECTION

     These proposals typically provide for protection (or additional protection) which is to be afforded to the directors of a corporation in the form of indemnification by the corporation, insurance coverage or limitations upon their liability in connection with their responsibilities as directors.

     When a corporation indemnifies its directors and officers, it means the corporation promises to reimburse them for certain legal expenses, damages, and judgements incurred as a result of lawsuits relating to their corporate actions. The corporation becomes the insurer for its officers and directors.

VOTE RECOMMENDATION

                                                  Vote AGAINST proposals that
                                                  eliminate entirely director
                                                  and officers' liability for
                                                  monetary damages for violating
                                                  the duty of care.

                                                  Vote AGAINST
                                                  indemnification proposals that
                                                  would expand coverage beyond
                                                  just legal expenses to acts,
                                                  such as negligence, that are
                                                  more serious violations of
                                                  fiduciary obligations than
                                                  mere carelessness.


                                                  Vote FOR only those proposals
                                                  providing such expanded
                                                  coverage in cases when a
                                                  director's or officer's legal
                                                  defense was unsuccessful if:
                                                  a) the director was found to
                                                  have acted in good faith, and
                                                  b) only if the director's
                                                  legal expenses would be
                                                  covered.

     The following factors should be considered:

          1. The present environment in which directors operate provides substantial risk of claims or suits against against them in their individual capacities arising out of the discharge of their duties.

          2. Attracting and retaining the most qualified directors enhances shareholder value.

                            SIZE OF THE BOARD

     Typically there are three reasons for changing the size of the board. The first reason may be to permit inclusion into the board of additional individuals who, by virtue of their ability and experience, would benefit the corporation. The second reason may be to reduce the size of the board due to expiration of terms, resignation of sitting directors or, thirdly, to accommodate the corporation's changing needs.

VOTE RECOMMENDATION
                                                  Vote FOR the board's
                                                  recommendation to increase or
                                                  decrease the size of the
                                                  board.

The following factors should be considered:

     1. These proposals may aim at reducing or increasing the influence of certain groups of individuals.

     2. This is an issue with which the board of directors is uniquely qualified to deal, since they have the most experience in sitting on a board and are up-to-date on the specific needs of the corporation.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in contested elections of directors are evaluated on a CASE-BY-CASE basis.

The following factors are considered:

          1.   management's track record
          2.   background to the proxy contest
          3.   qualifications of director nominees

                                 TERM OF OFFICE

This is a shareholder's proposal to limit the tenure of outside directors. This requirement may not be an appropriate one. It is an artificial imposition on the board, and may have the result of removing knowledgeable directors from the board.

VOTE RECOMMENDATION

                                             Vote AGAINST shareholder
                                             proposals to limit the
                                             tenure of outside
                                             directors.

The following factors should be considered:

         1. An experienced director should not be disqualified because he or she has served a certain number of years.

         2. The nominating committee is in the best position to judge the directors' terms in office due to their understanding of a corporation's needs and a director's abilities and experience.

         3. If shareholders are not satisfied with the job a director is doing, they can vote him/her off the board when the term is up.

                             COMPENSATION DISCLOSURE

These proposals seek shareholder approval of a request that the board of directors disclose the amount of compensation paid to officers and employees, in addition to the disclosure of such information in the proxy statement as required by the SEC regulations.


VOTE RECOMMENDATION
                                                  (shareholders policy)
                                                  Vote AGAINST these proposals
                                                  that require disclosure,
                                                  unless we have reason to
                                                  believe that mandated
                                                  disclosures are insufficient
                                                  to give an accurate and
                                                  meaningful account of senior
                                                  management compensation.


The following factors should be considered:

     1. Federal securities laws require disclosure in corporate proxy statements of the compensation paid to corporate directors and officers.

     2. Employees other than executive officers and directors are typically not in policy-making roles where they have the ability to determine, in a significant way, the amount of their own compensation.

     3. The disclosure of compensation of lower-level officers and employees infringes upon their privacy and might create morale problems.

                                    CHAPTER 2

                                    AUDITORS

RATIFYING AUDITORS

Shareholders must make certain that auditors are responsibly examining the financial statements of a company, that their reports adequately express any legitimate financial concerns, and that the auditor is independent of the company it is serving.

VOTE RECOMMENDATION
                                           Vote FOR proposal to ratify auditors.

The following factors should be considered:

     1. Although lawsuits are sometimes filed against accounting firms, including those nationally recognized, these firms typically complete their assignments in a lawful and professional manner.

     2. Sometimes it may be appropriate for a corporation to change accounting firms, but the board of directors is in the best position to judge the advantages of any such change and any disagreements with former auditors must be fully disclosed to shareholders.

     3. If there is a reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, then in this case vote AGAINST ratification.

                                    CHAPTER 3

                              TENDER OFFER DEFENSES

                                  POISON PILLS


Poison pills are corporate-sponsored financial devices that, when triggered by potential acquirers, do one or more of the following: a) dilute the acquirer's equity in the target company, b) dilute the acquirer's voting interests in the target company, or c) dilute the acquirer's equity holdings in the post-merger company. Generally, poison pills accomplish these tasks by issuing rights or warrants to shareholders that are essentially worthless unless triggered by a hostile acquisition attempt.

A poison pill should contain a redemption clause that would allow the board to redeem it even after a potential acquirer has surpassed the ownership threshold. Poison pills may be adopted by the board without shareholder approval. But shareholders must have the opportunity to ratify or reject them at least every two years.


VOTE RECOMMENDATION
                                                  Vote FOR shareholder proposals
                                                  asking that a company submit
                                                  its poison pill for
                                                  shareholder ratification.

                                                  Vote on a CASE-BY-CASE basis
                                                  regarding shareholder
                                                  proposals to redeem a
                                                  company's poison pill.

                                                  Vote on a CASE-BY-CASE basis
                                                  regarding management proposals
                                                  to ratify a poison pill.

                                    GREENMAIL

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market, the practice discriminates against all other shareholders.

Greenmail payments usually expose the company to negative press and may result in lawsuits by shareholders. When a company's name is associated with such a practice, company customers may think twice about future purchases made at the expense of the shareholders.

VOTE RECOMMENDATION
                                        Vote FOR proposals to adopt anti
                                        Greenmail or bylaw amendments or
                                        otherwise restrict a company's ability
                                        to make Greenmail payments

                                        Vote on a CASE-BY-CASE basis regarding
                                        anti-Greenmail proposals when they are
                                        bundled with other charter or bylaw
                                        amendments.

The following factors should be considered:

     1. While studies by the SEC and others show that Greenmail devalues the company's stock price, an argument can be made that a payment can enable the company to pursue plans that may provide long-term gains to the shareholders.

                               SUPERMAJORITY VOTE

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. These proposals seek shareholder approval to exceed the normal level of shareholder participation and approval from a simple majority of the outstanding shares to a much higher percentage.


VOTE RECOMMENDATIONS
                                                  Vote AGAINST management
                                                  proposals to require a
                                                  Supermajority shareholder vote
                                                  to approve mergers and other
                                                  significant business
                                                  combinations.

                                                  Vote FOR shareholder proposals
                                                  to lower Supermajority vote
                                                  requirements for mergers and
                                                  other significant business
                                                  combinations.

The following factors should be considered:

     1. Supermajority requirements ensure broad agreement on issues that may have a significant impact on the future of the company.

     2. Supermajority vote may make action all but impossible.

     3. Supermajority requirements are counter to the principle of majority rule.

                                    CHAPTER 4

                                     MERGERS
                                       AND
                                    CORPORATE
                                  RESTRUCTURING

                             CHANGING CORPORATE NAME

This proposal seeks shareholder approval to change the corporation's name. It is probably better to vote for the proposed name change before management goes back to the drawing board and spends another small fortune attempting again to change the name.

VOTE RECOMMENDATION
                                                 Vote FOR changing the corporate
                                                 name.

The following factors should be considered:

     1. A name of a corporation symbolizes its substance.

     2. There are many reasons a corporation may have for changing its name, including an intention to change the direction of the business or to have a contemporary corporate image.

     3. The board of directors is well-positioned to determine the best name for the corporation because, among other reasons, it usually seeks professional advice on such matters.

                                 REINCORPORATION

These proposals seek shareholder approval to change the state in which a company is incorporated. Sometimes this is done to accommodate the company's most active operations or headquarters. More often, however, the companies want to reincorporate in a state with more stringent anti-takeover provisions. Delaware's state laws, for instance, including liability and anti-takeover provisions, are more favorable to corporations.



VOTE RECOMMENDATION
                                                  Vote on a CASE-BY-CASE basis,
                                                  carefully reviewing the new
                                                  state's laws and any
                                                  significant changes the
                                                  company makes in its charter
                                                  and by-laws.

The following factors should be considered:

     1. The board is in the best position to determine the company's need to incorporate.

     2. Reincorporation may have considerable implications for shareholders, affecting a company's takeover defenses, its corporate structure or governance features.

     3. Reincorporation in a state with stronger anti-takeover laws may harm shareholder value.

                                    CHAPTER 5

                                      PROXY
                                     CONTEST
                                    DEFENSES

                 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

A company that has classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year and the entire board stands for election each year.

Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. Because only a minority of the directors are elected each year, it will be more difficult to win control of the board in a single election.


VOTE RECOMMENDATIONS

                                        Vote AGAINST proposals to classify the
                                        board. Vote FOR proposals to repeal
                                        classified boards and to elect all
                                        directors annually.

The following factors should be considered:

     1. The annual election of directors provides an extra check on management's performance. A director who is doing a good job should not fear an annual review of his/her directorship.

                                CUMULATIVE VOTING

Most companies provide that shareholders are entitled to cast one vote for each share owned, the so-called "one share, one vote" standard. This proposal seeks to allow each shareholder to cast votes in the election of directors proportionate to the number of directors times the number of shares owned by each shareholder for one nominee.


VOTE RECOMMENDATION
                                             Vote AGAINST proposals that
                                             permit cumulative voting.


The following factors should be considered:

     1. Cumulative voting would allow a minority owner to create an impact disproportionate to his/her holdings.

     2. Cumulative voting can be used to elect a director who would represent special interests and not those of the corporation and its shareholders.

     3.   Cumulative voting can allow a minority to have representation.

     4. Cumulative Voting can lead to a conflict within the board which could interfere with its ability to serve the shareholders' best interests.

                  SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings.


VOTE RECOMMENDATION
                                        Vote AGAINST proposals to restrict or
                                        prohibit shareholder ability to call
                                        special meetings.

                                        Vote FOR proposals that remove
                                        restrictions on the right of
                                        shareholders to act independently of
                                        management.

                SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD

Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense.

Shareholders should support management proposals to fix the size of the board at a specific number of directors, preventing management from increasing the size of the board without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board.


VOTE RECOMMENDATIONS
                                        Vote FOR proposal which seek to fix the
                                        size of the board.

                                        Vote AGAINST proposals which give
                                        management the ability to alter the size of the board without shareholder approval.

                                    CHAPTER 6

                                  MISCELLANEOUS
                                    CORPORATE
                                   GOVERNANCE
                                   PROVISIONS

                               CONFIDENTIAL VOTING

Confidential voting, also known as voting by secret ballot, is one of the key structural issues in the proxy system. All proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.


VOTE RECOMMENDATIONS
                                        Vote FOR shareholder proposals
                                        requesting that corporations adopt
                                        confidential voting.

                                        Vote FOR management proposals to adopt
                                        confidential voting.

The following factors should be considered:

     1. Some shareholders elect to have the board not know how they voted on certain issues.

     2. Should the board be aware of how a shareholder voted, the board could attempt to influence the shareholder to change his/her vote, giving itself an advantage over those that do not have access to this information.

     3. Confidential voting is an important element of corporate democracy which should be available to the shareholder.

                         SHAREHOLDER ADVISORY COMMITTEES

These proposals request that the corporation establish a shareholder advisory committee to review the board's performance. In some instances, it would have a budget funded by the corporation and would be composed of salaried committee members with authority to hire outside experts and to include reports in the annual proxy statement.


VOTE RECOMMENDATION
                                             Vote AGAINST proposals to
                                             establish a shareholder
                                             advisory committee.

The following factors should be considered:

     1. Directors already have fiduciary responsibility to represent shareholders and are accountable to them by law, thus rendering shareholder advisory committees unnecessary.

     2. Adding another layer to the current corporate governance system would be expensive and unproductive.

                            FOREIGN CORPORATE MATTERS

These proposals are usually submitted by companies incorporated outside of the United States seeking shareholder approval for actions which are considered ordinary business and do not require shareholder approval in the United States (i.e., declaration of dividends, approval of financial statements, etc.).


VOTE RECOMMENDATION
                                             Vote FOR proposals that concern
                                             foreign companies incorporated
                                             outside of the United States.

The following factors should be considered:

     1. The laws and regulations of various countries differ widely as to those issues on which shareholder approval is needed, usually requiring consent for actions which are considered routine in the United States.

     2. The board of directors is well-positioned to determine whether or not these types of actions are in the best interest of the corporation's shareholders.

                             GOVERNMENT SERVICE LIST

This proposal requests that the board of directors prepare a list of employees or consultants to the company who have been employed by the government within a specified period of time and the substance of their involvement.

Solicitation of customers and negotiation of contractual or other business relationships is traditionally the responsibility of management. Compilation of such a list does not seem to serve a useful purpose, primarily because existing laws and regulations serve as a checklist on conflicts of interest.


VOTE RECOMMENDATION
                                                  Vote AGAINST these proposals
                                                  which a request a list of
                                                  employees having been employed
                                                  by the government.

The following factors should be considered:

     1. For certain companies, employing individuals familiar with the regulatory agencies and procedures is essential and, therefore, is in the best interests of the shareholders.

     2. Existing laws and regulations require enough disclosure and serve as a check on conflicts of interest.

     3. Additional disclosure would be an unreasonable invasion of such individual's privacy.

                                    CHAPTER 7

                                     SOCIAL
                                       AND
                                  ENVIRONMENTAL
                                     ISSUES

                         ENERGY AND ENVIRONMENTAL ISSUES
                               (CERES PRINCIPLES)

CERES proposals ask management to sign or report on process toward compliance with ten principles committing the company to environmental stewardship. Principle 10 directs companies to fill out the CERES report. This report requires companies to disclose information about environmental policies, toxic emissions, hazardous waste management, workplace safety, energy use, and environmental audits.

VOTE RECOMMENDATION
                                             Vote AGAINST proposals requesting
                                             that companies sign the CERES
                                             Principles.


The following factors should be considered:

     1. We do not believe a concrete business case is made for this proposal. In our opinion, the company will be best served by continuing to carry on its business as it did before the proposal was made.

                                NORTHERN IRELAND
                              (MACBRIDE PRINCIPLES)

It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures then the Protestant community. Most proposals ask companies to endorse or report on progress with respect to the MacBride Principles.

In evaluating a proposal to adopt the MacBride Principles, you must decide if the principles will cause the company to divest, and worsen unemployment problems.


VOTE RECOMMENDATION
                                             REFRAIN from voting on proposals
                                             that request companies to adopt the
                                             MacBride Principles.

The following factors should be considered:

     1. We believe that human and political rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

     2. We do not believe a concrete business case has been made for this proposal. We will refrain from making social or political statements by voting for these proposals. We will only vote on proposals that maximize the value of the issuers' status without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                            MAQUILADORA STANDARDS AND
                      INTERNATIONAL OPERATIONS AND POLICIES

Proposals in this area generally request companies to report on or to adopt certain principles regarding their operations in foreign countries.

The Maquiladora Standards are a set of guidelines that outline how U.S. companies should conduct operations in Maquiladora facilities just across the U.S.-Mexican border. These standards cover such topics as community development, environmental policies, health and safety policies, and fair employment practices.


VOTE RECOMMENDATION
                                             ABSTAIN from providing a vote
                                             recommendation on proposals
                                             regarding the Maquiladora Standards
                                             and international operating
                                             policies.

The following factors should be considered:

     1. We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

     2. We do not believe that a concrete business case has been made for these proposals. We will refrain from making social statements by voting for these proposals. We will not only vote on proposals that maximize the value of the issuers' securities without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                          EQUAL EMPLOYMENT OPPORTUNITY
                               AND DISCRIMINATION

In regards to equal employment and discrimination, companies without comprehensive EEO programs will find it hard to recruit qualified employees and find them at a long-term competitive disadvantage. Companies who are not carefully watching their human resource practices could also face lawsuits.


VOTE RECOMMENDATION
                                            REFRAIN from voting on any
                                            proposals regarding equal
                                            employment opportunities
                                            and discrimination.

The following factors should be considered:

     1. We feel that the hiring and promotion of employees should be free from prohibited discriminatory practices. We also feel that many of these issues are already subject to significant state and federal regulations.

                                  ANIMAL RIGHTS

A Corporation is requested to issue a report on its progress towards reducing reliance on animal tests for consumer product safety.



VOTE RECOMMENDATION
                                           REFRAIN from making vote
                                           recommendations on proposals
                                           \regarding animal rights.


The following factors should be considered:

     1. Needless cruelty to animals should never be tolerated. However, the testing of products on animals may be very important to the health and safety of consumers.

     2. We also feel that this issue is already subject to significant state and federal regulation.

                                    CHAPTER 8

                                     CAPITAL
                                    STRUCTURE

                           COMMON STOCK AUTHORIZATION

The ability to increase the number of authorized shares could accommodate the sale of equity, stock splits, dividends, compensation-based plans, etc. The board can usually be trusted to use additional shares for capital-raising and other transactions that are in the corporation's best interests.

However, excessive escalation in the number of authorized shares may allow the board to radically change the corporation's direction without shareholder approval. Be careful to view that the increased number of shares will not enable the company to activate a poison pill.


VOTE RECOMMENDATION
                                             Vote CASE-BY-CASE on proposals
                                             increase the number of shares of
                                             common stock authorized for issue.

                                             Vote AGAINST proposed common share
                                             authorization that increase
                                             existing authorization by more then
                                             100 percent unless a clear need for
                                             the excess shares is presented by
                                             the company.

The following factors should be considered:

     1. Is this company going to make frequent business acquisitions over a period of time?

     2.   Is the company expanding its operations?

     3. Within the company, are there any debt structuring or prepackaged bankruptcy plans?

                           BLANK CHECK PREFERRED STOCK

The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of the issue.

Blank check preferred stock can provide corporations with the flexibility to meet changing financial conditions. However, once the blank check preferred stock has been authorized, the shareholders have no further power over how or when it will be allocated.


VOTE RECOMMENDATION

                                             Vote AGAINST proposals
                                             authorizing the creation of
                                             new classes of preferred stock
                                             with unspecified voting,
                                             conversion, dividend
                                             distribution, and other
                                             rights.

The following factors should be considered:

     1. Blank check preferred stock can be used as the vehicle for a poison pill defense against hostile suitors, or it may be placed in friendly hands to help block a takeover bid.

                                PREEMPTIVE RIGHTS

These proposals request that the corporation provide existing shareholders with an opportunity to acquire additional shares in proportion to their existing holdings whenever new shares are issued. In companies with a large shareholder base and ease in which shareholders could preserve their relative interest through purchases of shares on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.


VOTE RECOMMENDATION
                                                  Vote AGAINST proposals seeking
                                                  preemptive rights.

The following factors should be considered:

     1. The existence of preemptive rights can considerably slow down the process of issuing new shares due to the logistics involved in protecting such rights.

     2. Preemptive rights are not necessary for the shareholder in today's corporations, whose stock is held by a wide range of owners and is, in most cases, highly liquid.

STOCK DISTRIBUTIONS:  SPLITS AND DIVIDENDS

STOCK SPLITS
The corporation requests authorization for a stock split.


VOTE RECOMMENDATION
                                                  Vote FOR management proposal
                                                  to authorize stock splits
                                                  unless the split will result
                                                  in an increase of authorized
                                                  but unissued shares of more
                                                  than 100% after giving effect
                                                  to the shares needed for the
                                                  split.

REVERSE STOCK SPLITS


VOTE RECOMMENDATION
                                             Vote FOR management proposal to
                                             authorize reverse stock split
                                             unless the reverse stock split
                                             results in an increase of
                                             authorized but unissued shares of
                                             more than 100% after giving effect
                                             to the shares needed for the
                                             reverse split.

                    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

The purpose of par value stock is to establish the maximum responsibility of stockholder in the event that a corporation becomes insolvent. It represents the maximum amount that a shareholder must pay the corporation if the stock is to be fully paid when issued.

The corporation requests permission to reduce the par value of its stock. In most cases, adjusting par value is a routine financing decision and should be supported.


VOTE RECOMMENDATION
                                             Vote FOR management proposals to
                                             reduce the par value of common
                                             stock.

The following factors should be considered:

     1. State laws sometimes prohibit issuance of new stock priced below that of the outstanding shares.

     2. A corporation may be unable to raise capital if the par value is overstated.

DEBT RESTRUCTURINGS

The corporation may propose to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.


VOTE RECOMMENDATION
                                             It is our policy to vote CASE-BY-
                                             CASE on debt restructuring

The following factors should be considered:

     1. Dilution - How much will ownership interest of existing shareholders be reduced and how extreme will dilution to future earnings be?

     2. Change in Control - Will the transaction result in a change of control of the company?

     3. Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

                                    CHAPTER 9

                                    EXECUTIVE
                                       AND
                                    DIRECTOR
                                  COMPENSATION

                              DIRECTOR COMPENSATION

Directors represent shareholders and are responsible for protecting shareholder interests. Companies state in the proxy material that they pay directors well in order to attract the most qualified candidates. All compensation packages for any executive, director or employee should include a pay-for-performance component.


VOTE RECOMMENDATION
                                             Vote on a CASE-BY-CASE basis for
                                             director compensation.

The following factors should be considered:

     1. As directors take an increasingly active role in corporate decision-making and governance, their compensation is becoming more performance-based.

            SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY

Shareholder compensation proposals that set limits or reduce executive compensation should be closely scrutinized. Many of these proposals may be flawed in their emphasis on an absolute dollar figure in compensation.


VOTE RECOMMENDATION
                                                Vote on a CASE-BY-CASE basis


The following factors should be considered:

     1. Executive compensation is established by a committee that consists of independent directors who have fiduciary responsibility to act in the best interest of the shareholders and who are best placed to make compensation decisions.

                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

These proposals ask for stockholder endorsement of compensation plans for key employees which involve the issuance of company shares by granting of stock options, SARs, restricted stock, etc. These plans help attract and retain best-qualified corporate personnel and tie their interests more closely to those of the shareholders.


VOTE RECOMMENDATION
                                             Vote FOR proposals to adopt share-
                                             based compensation plans when the
                                             following items are involved:

     1. The exercise price for stock options is less than 85% of fair market value on the date of the grant.

     2. It is an omnibus stock plan which gives directors broad discretion in deciding how much and what kind of stock to award, when and to whom.

     3. The shares for issue exceed 8% of the company's outstanding shares; or, in the case of the evergreen plans, the amount of increase exceeds 1.5% of the total number of shares outstanding.

                                             Vote AGAINST proposals adopting
                                             share based compensation plans when
                                             the following items are involved:

     1.   Re-load options (new options issued for any exercised).

     2. The plan would allow for management to pyramid their holdings by using stock to purchase more stock, without having to lay out cash. Vote YES if this is for directors.

                                OPTIONS EXPENSING

Shareholder proposal to expense options.


VOTE RECOMMENDATION
                                                It is our policy to vote FOR
                                                proposals to expense options

                                GOLDEN PARACHUTES

Golden parachutes are designed to protect the employees of a corporation in the event of a change in control. The change in control agreement will specify the exact payments to be made under the golden parachutes. The calculation for payout is usually based on some multiple of an employee's annual or monthly compensation. Golden parachutes are generally given to employees whose annual compensation exceeds $112,000.

Recent experience has shown a willingness of many managements to treat severance agreements as equal to equity investments and to reward themselves as if substantial amounts of equity were at risk.


VOTE RECOMMENDATION
                                             Vote FOR proposals which seek to
                                             limit additional compensation
                                             payments.

                                             Vote FOR shareholder proposals to
                                             have golden parachutes submitted
                                             for shareholder ratification.


The following factors should be considered:

     1. The stability of management may be affected by an attempted acquisition of the corporation.

     2. There is a tendency on the part of an entrenched management to overstate the value of their continuing control of and influence on the day-to-day functions of a corporation.

                        PROPOSAL TO BAN GOLDEN PARACHUTES

Based on the foregoing information:


VOTE RECOMMENDATION
                                             We are FOR this proposal, which
                                             essentially bans golden parachutes,
                                             because we feel management's
                                             compensation should be solely based
                                             on real-time contributions to the
                                             corporation while they are serving
                                             it. Deferred current compensation
                                             is viewed differently than future,
                                             contingent compensation for current
                                             services.

                   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION

We believe that directors should only be compensated while serving the company.



VOTE RECOMMENDATIONS


                                                Vote AGAINST proposals
                                                establishing outside directors'
                                                retirement compensation.
                                                Vote FOR proposals that revoke
                                                outside directors' retirement
                                                compensation.

                                   CHAPTER 10

                                      STATE
                                       OF
                                  INCORPORATION

                       CONTROL SHARE ACQUISITION STATUTES

These proposals suggest that the board of directors solicit shareholder approval before committing acquisitions or divestiture of a business exceeding stipulated threshold levels. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds.


VOTE RECOMMENDATION
                                             Vote AGAINST proposals which
                                             request the board to seek
                                             shareholder approval before
                                             committing to an acquisition.

The following factors should be considered:

     1. These proposals deprive the board of directors of its ability to act quickly in propitious circumstances.

     2.   Conforming to these requirements can be expensive.

     3. The board of directors is uniquely qualified and positioned to be able to make these decisions without prior shareholder approval.

     4. The threshold levels usually imposed by these proposals are much more stringent than required by law.

                       OPT-OUT OF STATE TAKEOVER STATUTES

These proposals seek shareholder approval to opt-out (not be governed by) certain provisions of the anti-takeover laws of various states. Delaware law, for instance, dictates that a bidder has to acquire at least 85% of a company's stock before exercising control, unless he or she has board approval. This means that a company may thwart an otherwise successful bidder by securing 15% of its stock in friendly hands.


VOTE RECOMMENDATION
                                             Vote on a CASE-BY-CASE basis for
                                             these proposals.

The following factors should be considered:

     1. It is the directors' responsibility to act on behalf of the shareholders in opposing coercive takeover attempts.

     2. Creating deterrents to corporate takeovers may allow for entrenchment of inefficient management.

     3. These statutes strengthen the board's ability to deal with potential buyers on fair and reasonable terms.

     4. Shareholders should have the final say on whether the company should be merged or acquired.

          CORPORATE RESTRUCTURING, SPIN-OFFS ASSET SALES, LIQUIDATIONS

Votes on corporate restructuring, spin-offs, asset sales and liquidations are evaluated on a CASE BY case basis.

                                   CHAPTER 11

                                    CONFLICTS
                                       OF
                                    INTEREST

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers' clients and the interests of the Advisers, their affiliates and their employees. Conflicts of interest may arise when:

     1. Proxy votes regarding non-routine matters are solicited by an issuer that may have a separate account relationship with an affiliate of an Adviser or an investment banking relationship with Fahnestock & Co. Inc., an affiliate of the Advisers.

     2. A proponent of a proxy proposal has a business relationship with an Adviser or one of its affiliates or an Adviser or one of its affiliates has a business relationship with participants in proxy contests, corporate directors or director candidates.

     3. An employee of an Adviser has a personal interest in the outcome of a particular matter before shareholders.

If an Adviser receives a proxy that to the knowledge of the Proxy Manager raises a conflict of interest, the Proxy Manager shall advise the Governance Committee which shall determine whether the conflict is "material" to any specific proposal involved in the proxy. The Governance Committee will determine whether the proposal is material as follows:

     1. Routine proxy proposals are presumed not to involve a material conflict of interest.

     2. Non-routine proxy proposals-Proxy proposals that are "non- routine" will be presumed to involve a material conflict of interest unless the Governance Committee determines that the conflict is unrelated to the proposal. Non-routine proposals would include a merger, compensation matters for management and contested elections of directors.

CONFLICTS CONT'D

     3. The Governance Committee may determine on a case by case basis that particular non-routine proposals do not involve a material conflict of interest because the proposal is not directly related to an Adviser's conflict vis-a-vis the issue. The Governance Committee will record the basis for any such determination. With respect to any proposal that the Governance Committee determines presents a material conflict of interest, an Adviser may vote regarding that proposal in any of the following ways:

               a)   Obtain instructions from the client on how to vote.
               b) Use existing proxy guidelines if the policy with respect to the proposal is specifically addressed and does not involve a case by case analysis.
               c) Vote the proposal that involves the conflict according to the recommendations of an independent third party, including, but not limited to, Institutional Share Services Inc. or Investor Responsibility Research Center.

                                   CHAPTER 12

                              GOVERNANCE COMMITTEE
                                       AND
                                 PROXY MANAGERS

GOVERNANCE COMMITTEE

The Governance Committee is responsible for the maintenance of the Proxy Voting Policies and Procedures and will determine whether any conflict between the interest of clients and an Adviser in voting proxies is material. The Governance Committee includes the following: Chief Executive Officer, the Chief Legal Officer and the Chief Compliance Officer of the Advisers.

PROXY MANAGERS

The Proxy Manager for the Advisers is the internal portfolio manager(s). The Proxy Manager will determine how votes will be cast on proposals that are evaluated on a case-by case basis.

                                   CHAPTER 13

                           SPECIAL ISSUES WITH VOTING
                                 FOREIGN PROXIES

SPECIAL ISSUES WITH VOTING FOREIGN PROXIES


    Voting proxies with respect to shares of foreign stock may involve significantly greater effort and corresponding cost than voting proxies in the U.S domestic market. Issues in voting foreign proxies include the following:

          1. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

          2. In some foreign countries shares may be "blocked" by custodian or depository or bearer shares deposited with specific financial institutions for a certain number of days before or after the shareholders meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Advisers may refrain from voting shares of foreign stocks subject to blocking restrictions where in an Adviser's judgment, the benefit from voting the shares is outweighed by the interest in maintaining client liquidity in the shares. This decision is made on a case by case basis based on relevant factors including the length of the blocking period, the significance of the holding and whether the stock is considered a long-term holding.


          3. Time frames between shareholder notification, distribution of proxy materials, book closures and the actual meeting date may be too short to allow timely action.

          4. In certain countries, applicable regulations require that votes must be made in person at the shareholder meeting. The Advisers will weigh the costs and benefits of voting on proxy proposals in such countries on a case by case basis and make decisions on whether voting on a given proxy proposal is prudent. Generally, the Advisers will not vote shares in any such markets on routine matters such as uncontested elections of directors, ratification of auditors, etc.

                                   CHAPTER 14

                                 RECORD KEEPING

RECORD KEEPING

The Advisers will maintain the following records:

     1.   Copies of these policies

     2. A copy of each proxy statement that an Adviser receives regarding client securities. An Adviser may satisfy this requirement by relying on a third party to keep copies of proxy statements provided that the Adviser has an undertaking from the third party to provide a copy of the proxy statement promptly upon request.

     3. A record of each vote cast on behalf of a client. A third party may keep these voting records provided that the Adviser has an undertaking from the third party to provide a copy of the record promptly upon request.

     4. A copy of any document created by an Adviser that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

     5. A copy of each written client request for information on how the Advisers voted proxies on behalf of the client and a copy of written response by an Adviser to any client request for information on how the Adviser voted proxies on behalf of the client.

The above records shall be maintained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisers.

APPENDIX A

ADVISOR                                  CLIENT                                                POLICY
-------                                  ------                                                ------
Advantage Advisers                       Advantage Advisers                                    This policy is applicable.
Management, LLC.                         Alyeska Fund, LLC.
                                         is a registered fund of funds

                                         Advantage Advisers                                    Alkeon Capital
                                         Technology Partners, LLC.                             Management proxy
                                         The portfolio manger is Alkeon                        policy, attached hereto as
                                         Capital Management, L.L.C.                            Exhibit A, is applicable.

                                         Advantage Advisers Stratigos                          Alkeon Capital
                                         Fund, LLC. The portfolio manger is                    Management proxy policy
                                         Is Alkeon Capital Management                          is applicable.

                                         Advantage Advisers Xanthus                            Alkeon Capital
                                         Fund, LLC. The portfolio manager is                   Management proxy
                                         Alkeon Capital Management                             policy is applicable.

                                         Advantage Advisers Sawgrass Fund,                     CWH Associates Inc.
                                         LLC. The portfolio manager is CWH                     proxy policy, attached
                                         Associates, Inc.                                      hereto as Exhibit B, is
                                                                                               applicable.

                                         Advantage Advisers Wynstone                           KBW Asset Management
                                         Fund, LLC. The portfolio manager                      Inc. proxy policy, attached
                                         is KBW Asset Management Inc.                          hereto as Exhibit C, is
                                                                                               applicable.

                                         Advantage Advisers Whistler Fund,                     This policy is applicable.
                                         LLC. is a registered fund of funds

                                         Mercantile Long-Short Manager Fund,                   This policy is applicable.
                                         LLC. Advantage Advisers Management
                                         LLC. acts as subadvisor to this fund.

Advantage Advisers                       Advantage Advisers Alyeska Int'l Ltd.                 This policy is applicable.
Multi Manager, LLC.

                                         Advantage Advisers Catalyst Int'l, Ltd.               Ridgecrest Investment
                                         Ridgecrest Investment Management,                     Management LLC proxy
                                         LLC acts as portfolio manager.                        policy, attached hereto as
                                                                                               Exhibit D, is applicable.

                                         Advantage Advisers Deauville Europe
                                         Fund, Ltd. is a fund of funds.                        This policy is applicable.


                                         Advantage Advisers Deauville                          This policy is applicable.
                                         Europe Master Fund, Ltd. is a fund of funds.

                                         Advantage Advisers Deauville Europe
                                         Fund, LLC is a fund of funds.                         This policy is applicable.

ADVISOR                                  CLIENT                                                POLICY
-------                                  ------                                                ------
                                         Advantage Advisers Sawgrass                           CWH Associates Inc,
                                         International, Ltd.  CWH Associates,                  proxy policy, attached
                                         Inc. acts as portfolio manager.                       hereto as Exhibit E, is
                                                                                               applicable.

                                         Advantage Advisers Technology                         Alkeon Capital
                                         International, Ltd. Alkeon Capital                    Management proxy
                                         Management acts as subadvisor                         policy, attached hereto as
                                                                                               Exhibit A, as applicable.

                                         Advantage Advisers Troon                              Mark Asset Mgt. Corp.
                                         International, Ltd. Mark Asset                        proxy policy, attached
                                         Management Corp. acts as portfolio                    hereto as Exhibit F, is
                                         manager.                                              applicable.

                                         Advantage Advisers Whistler                           This policy is applicable.
                                         International, Ltd.  is a fund of funds.


Advantage Advisors                       General partner to Advantage Advisers                 This policy is applicable.
Private Equity Management,               Private Equity Partners, L.P. ("COPEP").
LLC

Advantage Advisers Troon                 Investment advisor to Advantage Advisers              Proxy policies of Mark
Management, L.L.C.                       Troon Fund, LLC.  Mark Asset                          Asset Management
                                         Management Corporation acts as portfolio              Corporation, attached
                                         manager.                                              hereto as Exhibit F, are
                                                                                               applicable.

Oppenheimer Catalyst                     General Partner and investment adviser                Ridgecrest Investment
Management L.P.                          to Advantage Adviser Catalyst                         Management LLC's
                                         Partners, LP. Ridgecrest Investment                   proxy policies, attached
                                         Management LLC. personnel act as                      hereto as Exhibit D, are
                                         portfolio manager.                                    applicable.

Oppenheimer Emerging                     This adviser has no clients and is inactive.          To the extent this adviser
Emerging Markets                                                                               has clients in the future
Management, LLP                                                                                this policy will be
                                                                                               applicable.

Oppenheimer Value Partners, LP           This adviser has no clients and is inactive.          To the extent this adviser
                                                                                               has clients in the future
                                                                                               this policy will be applicable.

Oppenheimer Horizon                      Managing member of Oppenheimer                        The proxy policies of
Management, LP                           Horizon Management, LLC, which is the                 Contrarian Capital
                                         General Partner of Oppenheimer Horizon                Management LLC,
                                         Partners, LP. is closed to new investors              attached hereto as Exhibit
                                         and is in the process of being liquidated.            G, are applicable.
                                         The portfolio manager for Oppenheimer
                                         Horizon Partners, LP is Contrarian Capital
                                         Management, LLC.

ADVISOR                                  CLIENT                                                POLICY
-------                                  ------                                                ------
Oppenheimer                              General Partner and investment                        The proxy policies
Institutional Horizon                    adviser to Oppenheimer                                of Contrarian Capital
Management, LP                           Institutional Horizon Partners, LP,                   Management LLC,
                                         an unregistered fund in the process                   attached hereto as
                                         of being liquidated. Contrarian                       Exhibit G, are
                                         Capital Management LLC is the                         applicable.
                                         portfolio manager for Oppenheimer
                                         Institutional Horizon Partners, LP.

Advantage Advisers                       Investment adviser of Advantage                       The proxy policies of
Augusta Management, LLC                  Advisers Augusta Fund, LLC.  Ardsley                  Ardsley advisory Partners,
                                         Advisory Partners personnel act as portfolio          attached hereto as Exhibit
                                         manager.                                              H, are applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

       The information provided below is as of this Form is filed.

       Patrick Kane, a Managing Director at Oppenheimer Asset Management Inc. ("OAM"), has been primarily responsible for the day-to-day management of the registrant's portfolio since September 2004. Mr. Kane joined OAM as a hedge fund due diligence analyst in June 2003 and was promoted to Managing Director in 2004. Prior to joining OAM, he was a due diligence hedge fund analyst with CIBC World Markets Corp (which sold its hedge fund business to Oppenheimer & Co Inc in 2003) from 2001 to 2003. Mr. Kane is assisted with the management of the registrant's portfolio by the Hedge Fund Investment Committee which includes, in addition to Mr. Kane, Tom Robinson, the President of OAM, and Philip DiDio, Senior Vice President of OAM.

       Prior to joining OAM in April 2003, Tom Robinson was Chief Investment Officer of Oppenheimer Investment Advisers, a division of CIBC World Markets Corp since August 2001. Previously, he was a Senior Portfolio Manager and Chief International Economist at Merrill Lynch. Mr. Robinson has served on the Hedge Fund Investment Committee since 2004.

       Philip DiDio joined OAM as a Senior Vice President in May 2006 and has served on the Hedge Fund Investment Committee since joining OAM. Prior thereto, he was Senior Vice President and Head of Relative Value Research at FRM Research LLC from 2001 until 2005 and a Portfolio manager at General Motors Asset Management from 1996-2001.

(a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

       OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

       The information provided below is as of March 31, 2007.


       ----------------------------------------------------------------------------------------
                                                                      No. of     Total Assets
                                                                     Accounts     in Accounts
           Name of                          Total                      where         where
          Portfolio                         No. of                 Advisory Fee  Advisory Fee
         Manager or        Type of        Accounts       Total     is Based on   is Based on
         Team Member       Accounts        Managed       Assets     Performance   Performance
       ----------------------------------------------------------------------------------------
       Patrick Kane     Registered            1        $45,355,534       1        $45,355,534
                        Investment
                        Companies:
       ----------------------------------------------------------------------------------------
                        Other Pooled          2        $194,456,206      2       $194,456,206
                        Investment
                        Vehicles:
       ----------------------------------------------------------------------------------------
                        Other Accounts:       0            $0            0            $0
       ----------------------------------------------------------------------------------------
       Tom Robinson     Registered            1        $45,355,534       1        $45,355,534
                        Investment
                        Companies:
       ----------------------------------------------------------------------------------------
                        Other Pooled          1        $29,456,206       1        $29,456,206
                        Investment
                        Vehicles:
       ----------------------------------------------------------------------------------------
                        Other Accounts:       0            $0            0            $0
       ----------------------------------------------------------------------------------------
       Philip DiDio     Registered            1        $45,355,534       1        $45,355,534
                        Investment
                        Companies:
       ----------------------------------------------------------------------------------------
                        Other Pooled          1        $29,456,206       1        $29,456,206
                        Investment
                        Vehicles:
       ----------------------------------------------------------------------------------------
                        Other Accounts:       0            $0            0            $0
       ----------------------------------------------------------------------------------------

       POTENTIAL CONFLICTS OF INTERESTS

       The members of the Hedge Fund Investment Committee and their affiliates also provide investment services to other pooled investment vehicles (the "Other Accounts"). Other Accounts may have investment objectives that are similar to, or overlap to a greater or lesser extent, with those of the registrant. Certain investments may be appropriate for the registrant as well as appropriate investments for such Other Accounts. Nonetheless, for various reasons the members of the Hedge Fund Investment Committee may give advice and recommend fund interests to Other Accounts which may differ from advice given to, or fund interests recommended or bought for, the registrant, even though their investment objectives may be the same or similar to those of the registrant.

       The members of the Hedge Fund Investment Committee will devote as much of their time to the activities of the registrant as they deem necessary and appropriate; however, the registrant's adviser is not restricted from forming additional Other Accounts, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in competition with the registrant and/or may involve substantial time and resources of the members of the Hedge Fund Investment Committee and the registrant's adviser. Several of such other relationships currently exist. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Hedge Fund Investment Committee and the registrant's adviser will not be devoted exclusively to the business of the registrant.

       If it is determined by the members of the Hedge Fund Investment Committee that it would be appropriate for the registrant and one or more Other Accounts managed by the registrant's adviser or an affiliate to participate in an investment opportunity, the registrant's adviser and its affiliates will seek to execute orders for the registrant and the Other Accounts. There may be potential conflicts of interest where a purchase or redemption in a particular fund is limited as to amount and the Other Accounts managed by the registrant's adviser or an affiliate want to invest or redeem interests in the same underlying fund. In cases where the full amount of an intended purchase or redemption cannot be made, the registrant's adviser will make allocations on an equitable basis, taking into account such factors as the relative amounts of capital available for new investments and the investment programs and portfolio positions of the registrant and the Other Accounts for which participation is appropriate.

(a)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

       The information provided below is as of March 31, 2007.

       The members of the Hedge Fund Investment Committee receive a base salary and a discretionary bonus based on the overall performance of OAM for a given year. Portfolio Manager compensation is not tied directly to the performance of the registrant or the performance of other accounts.

(a)(4) DISCLOSURE OF SECURITIES OWNERSHIP

       The information is provided as of the most recently completed fiscal year.

                Name of Portfolio           Dollar ($) Range of
                   Manager or                  Fund Shares
                   Team Member              Beneficially Owned
                   -----------              ------------------
                  Patrick Kane               $100,001-$500,000
                  Tom Robinson               $100,001-$500,000
                  Philip DiDio               $100,001-$500,000

(b)    Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications   pursuant  to Rule  30a-2(a)  under  the  1940  Act
             and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Advantage Advisers Whistler Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Chief Executive Officer
                             (principal executive officer)

Date       June 7, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Chief Executive Officer
                             (principal executive officer)

Date       June 7, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ Vineet Bhalla
                         -------------------------------------------------------
                             Vineet Bhalla, Principal Financial Officer
                             (principal financial officer)

Date       June 7, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.